Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Equity transaction	¥ 0	¥ 0	¥ 1,602
Consideration of Disposal of Aircraft	0	0	481
Payment of lease charges on aircraft	4,670	2,696	1,542
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	36	6
CSAH and its affiliates [member] | Entrusted management income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	27	27	27
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	2	1	9
CSAH and its affiliates [member] | Cargo handling charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	111
CSAH and its affiliates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	36	44	14
CSAH and its affiliates [member] | Transportation expense [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	10
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for maintenance material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	91	165	98
CSAH and its affiliates [member] | Software service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	5
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	88	142	135
CSAH and its affiliates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	1,184
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	350	353	294
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	129	151	106
CSAH and its affiliates [member] | Acquisition of property [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	160
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	7	7	5
CSAH and its affiliates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	5	14	0
Joint ventures and associates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	7	4
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	9	15	13
Joint ventures and associates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	10	14	0
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	1,773	2,442	786
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	18	26	28
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	16	7	7
Joint ventures and associates [member] | Repairing charges and maintenance material purchase expenses[member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,331	2,956	2,692
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	131	112	123
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	18	93	98
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	169	196	105
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	14	7	15
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	2	1	1
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	12	4	11
Joint ventures and associates [member] | Air catering supplies income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	8	35	16
Joint ventures and associates [member] | Pilot training income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	15	35	0
Joint ventures and associates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	0	20
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	16	16	13
Joint ventures and associates [member] | Labor service income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	8	22
Other related companies [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	9	3
Other related companies [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	10
Other related companies [member] | Air tickets income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	0	9
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	433	685	592
Other related companies [member] | Aviation supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	53	48
Other related companies [member] | Canteen service [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 0	¥ 24	¥ 19